OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Definite-Lived Other Intangible Assets	Finite-lived other intangible assets:

	December 31,
	2023	2022
Original amounts:
Core technology	$821,835	$674,729
Customer relationships and backlog	334,881	296,712
Trademarks	50,072	44,899
	1,206,788	1,016,340
Accumulated amortization:
Core technology	581,930	503,421
Customer relationships and backlog	281,032	270,280
Trademarks	38,325	33,034
	901,287	806,735
Other intangible assets, net	$305,501	$209,605

Schedule of Estimated Amortization Expense	Estimated intangible asset amortization expense:

For the year ended December 31,
2024	$110,478
2025	63,243
2026	57,831
2027	38,658
2028	34,829
Thereafter	462
$305,501